Income Taxes (Tables)	6 Months Ended
Jun. 30, 2014
Income Tax Provision (benefit)

The income tax provision (benefit) was comprised of the following:

	Year Ended December 31,
	2011	2012	2013
	(in thousands)
Current:
Federal	$1,514	$316	$2,912
State	893	132	3,056
Foreign	424	365	468

Total current	2,831	813	6,436
Deferred:
Federal	(4,493)	—	1,300
State	(3,558)	—	406

Total deferred	(8,051)	—	1,706

Total income tax expense	$(5,220)	$813	$8,142

Income Before Income Taxes

Income before income taxes was as follows:

	Year Ended December 31,
	2011	2012	2013
	(in thousands)
Domestic source	$8,506	$7,153	$12,986
Foreign source	1,485	1,579	1,903

Income before income tax	$9,991	$8,732	$14,889

Reconciliation of Income Taxes Computed at U.S. Federal Statutory Rate to Income Taxes

The following is a reconciliation of income taxes computed at the U.S. federal statutory rate to the income taxes reported in the consolidated statements of operations:

	Year Ended December 31,
	2011	2012	2013
	(in thousands)
Tax at statutory rate	$3,497	$3,056	$5,211
State income taxes	622	251	2,522
Nondeductible transaction costs	—	—	1,148
Tax benefit of partnership status	(1,239)	(2,211)	(726)
Tax impact of change in tax status of LLC	(7,956)	—	—
Valuation allowance reversal	—	—	(502)
Foreign rate differential	(96)	(188)	(220)
All other	(48)	(95)	709

Total provision (benefit) for income taxes	$(5,220)	$813	$8,142

Deferred Income Tax Assets and Liabilities

The tax effects of temporary differences giving rise to deferred income tax assets and liabilities were as follows:

	As of December 31,
	2012	2013
	(in thousands)
Deferred tax assets:
Loss and credit carryforwards	$1,157	$16,606
Accrued expenses	26	620
Intangible assets	592	—
Share-based compensation	111	5,200

Total deferred tax assets	1,886	22,426
Deferred tax (liabilities):
Fixed assets	$(241)	$(1,145)
Intangible assets	—	(105,435)
Investment in partnership	(8,150)	(1,751)

Total deferred tax (liabilities)	(8,391)	(108,331)
(Less) valuation allowance	(504)	(902)

Net deferred tax asset (liability)	$(7,009)	$(86,807)

Classification of net deferred tax assets (liabilities) on the consolidated balance sheet was as follows:

	As of December 31,
	2012	2013
	(in thousands)
Current assets	$26	$3,688
Non-current assets	—	—
Non-current (liabilities)	(7,035)	(90,495)

Total deferred tax asset (liabilities)	$(7,009)	$(86,807)

Tax Loss Carryforwards

The Company had the following tax loss and credit carryforwards as of December 31, 2012 and 2013:

	2012	2013	Years of Expiration: Beginning
	(in thousands)
U.S. federal loss carryforwards	$3,380	$34,297	2027
U.S. state and local loss carryforwards	3,380	36,201	2027
U.S. contribution carryforwards	—	85	2015
Illinois Edge Credits	—	1,075	2017
U.S. R&D Credits	—	53	2031
U.S. Alternative Minimum Tax Credit carryover	8	240	No expiration

Credit Carryforwards

The Company had the following tax loss and credit carryforwards as of December 31, 2012 and 2013:

	2012	2013	Years of Expiration: Beginning
	(in thousands)
U.S. federal loss carryforwards	$3,380	$34,297	2027
U.S. state and local loss carryforwards	3,380	36,201	2027
U.S. contribution carryforwards	—	85	2015
Illinois Edge Credits	—	1,075	2017
U.S. R&D Credits	—	53	2031
U.S. Alternative Minimum Tax Credit carryover	8	240	No expiration

Unrecognized Tax Benefit Activity Excluding Related Accrual for Interest

The following table summarizes the Company’s unrecognized tax benefit activity, excluding the related accrual for interest:

	December 31,
	2013	2012
	(in thousands)
Balance at beginning of year	$—	$—
Increase in positions relating to prior periods	166	—
Increases in positions taken in the current period	931	—

Balance at end of year	$1,097	$—